Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk- Hedging Derivatives Breakdown (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	€ 1,991,000,000	€ 1,729,000,000	€ 2,892,000,000
HEDGING DERIVATIVES, LIABILITIES	2,318,000,000	2,233,000,000	2,680,000,000
Interest Rate Risk Member | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	989,000,000	920,000,000	982,000,000
HEDGING DERIVATIVES, LIABILITIES	525,000,000	488,000,000	513,000,000
Interest Rate Risk Member | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	989,000,000	920,000,000	982,000,000
HEDGING DERIVATIVES, LIABILITIES	525,000,000	488,000,000	513,000,000
Interest Rate Risk Member | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Equity Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	6,000,000
HEDGING DERIVATIVES, LIABILITIES	0	3,000,000	0
Equity Risk [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	6,000,000
HEDGING DERIVATIVES, LIABILITIES	0	3,000,000	0
Equity Risk [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	435,000,000	420,000,000	587,000,000
HEDGING DERIVATIVES, LIABILITIES	350,000,000	316,000,000	398,000,000
Foreign Exchange And Gold Risk [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	435,000,000	420,000,000	587,000,000
HEDGING DERIVATIVES, LIABILITIES	350,000,000	316,000,000	398,000,000
Foreign Exchange And Gold Risk [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Credit Risk Member | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Fair Value Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,424,000,000	1,341,000,000	1,575,000,000
HEDGING DERIVATIVES, LIABILITIES	874,000,000	808,000,000	912,000,000
Interest Rate Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	154,000,000	224,000,000	221,000,000
HEDGING DERIVATIVES, LIABILITIES	1,055,000,000	850,000,000	562,000,000
Interest Rate Risk Hedge Cash Flow [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	154,000,000	224,000,000	219,000,000
HEDGING DERIVATIVES, LIABILITIES	1,041,000,000	839,000,000	562,000,000
Interest Rate Risk Hedge Cash Flow [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	2,000,000
HEDGING DERIVATIVES, LIABILITIES	15,000,000	11,000,000	0
Equity Instruments Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Foreign Exchange And Gold Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	225,000,000	115,000,000	955,000,000
HEDGING DERIVATIVES, LIABILITIES	55,000,000	18,000,000	873,000,000
Foreign Exchange And Gold Risk Hedge Cash Flow [Member] | OTC Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	225,000,000	115,000,000	955,000,000
HEDGING DERIVATIVES, LIABILITIES	50,000,000	18,000,000	873,000,000
Foreign Exchange And Gold Risk Hedge Cash Flow [Member] | Organized Market Options [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	5,000,000	0	0
Credit Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Commodities Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Other Risk Hedge Cash Flow [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	0
HEDGING DERIVATIVES, LIABILITIES	0	0	0
Cash Flow Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	379,000,000	339,000,000	1,176,000,000
HEDGING DERIVATIVES, LIABILITIES	1,111,000,000	868,000,000	1,435,000,000
Hedge Of Net Investments In A Foreign Operation [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	166,000,000	12,000,000	92,000,000
HEDGING DERIVATIVES, LIABILITIES	139,000,000	242,000,000	231,000,000
Portfolio Fair Value Hedges Of Interest Rate Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	18,000,000	37,000,000	33,000,000
HEDGING DERIVATIVES, LIABILITIES	170,000,000	216,000,000	90,000,000
Portfolio Cash Flow Hedges Of Interest Rate Risk [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	3,000,000	1,000,000	15,000,000
HEDGING DERIVATIVES, LIABILITIES	23,000,000	99,000,000	12,000,000
Hedge Derivates Accounting [Member] | Total Member
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,991,000,000	1,729,000,000	2,892,000,000
HEDGING DERIVATIVES, LIABILITIES	2,318,000,000	2,233,000,000	2,680,000,000
Hedge Derivates Accounting [Member] | OTC Credit Institutions [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	1,718,000,000	1,423,000,000	2,534,000,000
HEDGING DERIVATIVES, LIABILITIES	1,965,000,000	1,787,000,000	2,462,000,000
Hedge Derivates Accounting [Member] | OTC Other Financial Corporations [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	273,000,000	306,000,000	355,000,000
HEDGING DERIVATIVES, LIABILITIES	333,000,000	426,000,000	216,000,000
Hedge Derivates Accounting [Member] | OTC Other [Member]
Disclosure Of Detailed Information About Hedging Instruments Line Items
HEDGING DERIVATIVES, ASSETS	0	0	2,000,000
HEDGING DERIVATIVES, LIABILITIES	€ 0	€ 8,000,000	€ 2,000,000